PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 － PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the followings:

	As of December 31,
	2024	2025
At cost:
Leasehold improvements	$1,024,258	$1,265,243
Freehold land	2,777,723	2,794,950
Freehold buildings	2,665,452	2,681,984
Office equipment	207,862	350,335
Furniture and fixtures	674,198	1,234,330
Motor vehicles	74,473	74,935
	7,423,966	8,401,777
Less: accumulated depreciation	(3,689,809)	(4,047,571)
Property, plant and equipment, net	$3,734,157	$4,354,206

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 were $115,831, $208,978 and $ 506,379, respectively.